UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2021

Item #1. Reports to Stockholders.

INDEX	SIM U.S. Managed Accumulation Fund SIM Global Managed Accumulation Fund SIM Income Fund (collectively, the “SIM Funds”)

SEMI-ANNUAL
REPORT

(unaudited)

The SIM Funds

SIM Income Fund

For the Six Months Ended April 30, 2021

SIM U.S. Managed Accumulation Fund

SIM Global Managed Accumulation Fund

For the Period December 29, 2020* to April 30, 2021

*Commencement of Operations

SEMI-ANNUAL REPORT

SIM Income Fund

Portfolio Composition as of April 30, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Aggregate Bond	71.59%
Foreign Aggregate Bond	16.66%
Government Intermediate	11.41%
Money Market Funds	0.10%
99.76%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM Income Fund

Schedule of InvestmentsApril 30, 2021 (unaudited)

	Shares	Fair Value
MUTUAL FUNDS – 99.66%

AGGREGATE BOND – 71.59%
DFA Investment Grade Portfolio Institutional Class	421,247	$4,903,310

FOREIGN AGGREGATE BOND – 16.66%
DFA Five-Year Global Fixed Income Portfolio Institutional Class	70,693	771,256
DFA Short-Duration Real Return Portfolio Institutional Class	36,012	369,479
		1,140,735

GOVERNMENT INTERMEDIATE – 11.41%
DFA Intermediate Government Fixed Income Portfolio Institutional Class	11,750	150,870
DFA Short-Term Government Portfolio Institutional Class	60,000	630,600
		781,470

TOTAL MUTUAL FUNDS – 99.66%		6,825,515
(Cost: $6,702,404)

MONEY MARKET FUND – 0.10%
Federated Institutional Prime Obligations Fund Institutional Class 0.05%*	7,098	7,098

TOTAL MONEY MARKET FUND – 0.10%		7,098
(Cost: $7,098)

TOTAL INVESTMENTS – 99.76%
(Cost: $6,709,502)		6,832,613
Oher assets, net of liabilities – 0.24%		16,122
NET ASSETS – 100.00%		$6,848,735

*Effective 7 day yield as of April 30, 2021

SEMI-ANNUAL REPORT

SIM U.S. Managed Accumulation Fund

Portfolio Composition as of April 30, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Blend Large Cap	89.55%
Blend Broad Market	6.50%
Money Market Funds	1.00%
97.05%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM U.S. Managed Accumulation Fund

Schedule of InvestmentsApril 30, 2021 (unaudited)

	Shares	Fair Value
MUTUAL FUNDS – 96.05%

BLEND BROAD MARKET – 6.50%
DFA U.S. Core Equity 2 Portfolio Institutional Class	6,855	$212,492

BLEND LARGE CAP – 89.55%
DFA U.S. Large Company Portfolio Institutional Class	79,906	2,506,639
DFA U.S. High Relative Profitability Portfolio Institutional Class	23,234	422,166
		2,928,805

TOTAL MUTUAL FUNDS – 96.05%		3,141,297
(Cost: $2,909,034)

MONEY MARKET FUND – 1.00%
Federated Institutional Prime Obligations Fund Institutional Class 0.05%*	32,757	32,772

TOTAL MARKET FUND – 1.00%		32,772
(Cost: $32,772)

TOTAL INVESTMENTS – 97.05%
(Cost: $2,941,806)		3,174,069
Other assets, net of liablities – 2.95%		96,370
NET ASSETS – 100.00%		$3,270,439

*Effective 7 day yield as of April 30, 2021

SEMI-ANNUAL REPORT

SIM Global Managed Accumulation Fund

Portfolio Composition as of April 30, 2021 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Foreign Blend	63.73%
Blend Large Cap	24.93%
Blend Broad Market	6.29%
Foreign Growth	2.27%
97.22%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM Global Managed Accumulation Fund

Schedule of InvestmentsApril 30, 2021 (unaudited)

	Shares	Fair Value
MUTUAL FUNDS – 97.22%

BLEND BROAD MARKET – 6.29%
DFA U.S. Core Equity 1 Portfolio Institutional Class	6,738	$227,478

BLEND LARGE CAP – 24.93%
DFA U.S. Large Company Portfolio Institutional Class	28,731	901,282

FOREIGN BLEND – 63.73%
DFA International High Relative Profitability Portfolio Institutional Class	3,123	41,348
DFA Large Cap International Portfolio Institutional Class	18,832	506,025
World Core Equity Portfolio Institutional Class	81,360	1,756,556
		2,303,929
FOREIGN GROWTH – 2.27%
DFA International Large-Cap Growth Portfolio Institutional Class	4,975	82,195

TOTAL MUTUAL FUNDS – 97.22%		3,514,884
(Cost: $3,274,181)

TOTAL INVESTMENTS – 97.22%
(Cost: $3,274,181)		3,514,884
Other assets, net of liablities – 2.78%		100,340
NET ASSETS – 100.00%		$3,615,224

*Effective 7 day yield as of April 30, 2021

[This page intentionally left blank]

THE SIM FUNDS

April 30, 2021 (unaudited)

See Notes to Financial Statements

9

SEMI-ANNUAL REPORT

THE SIM FUNDS

Statements of Assets and Liabilities

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	SIM Income Fund	SIM U.S. Managed Accumulation Fund	SIM Global Managed Accumulation Fund
ASSETS
Investments at value* (Note 1)	$6,832,613	$3,174,069	$3,514,884
Due from advisor	17,138	66,021	73,055
Other receivables	7	26,017	25,769
Prepaid expenses	31,075	11,319	10,506
TOTAL ASSETS	6,880,833	3,277,426	3,624,214
LIABILITIES
Due to custodian	—	—	1,375
Payable for capital stock redeemed	26,476	—	—
Accrued administration, transfer agent and accounting fees	4,452	5,344	5,962
Other accrued expenses	1,170	1,643	1,653
TOTAL LIABILITIES	32,098	6,987	8,990
NET ASSETS	$6,848,735	$3,270,439	$3,615,224
Net Assets Consist of:
Paid in capital	$6,951,651	$3,039,084	$3,377,209
Distributable earnings (losses)	(102,916)	231,355	238,015
Net Assets	$6,848,735	$3,270,439	$3,615,224
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Class Z Shares:
Net Assets	$6,848,735	$3,270,439	$3,615,224
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	690,654	293,855	329,547
Net Asset Value, Offering and Redemption Price Per Share	$ 9.92	$ 11.13	$ 10.97
* Identified cost of	$6,709,502	$2,941,806	$3,274,181

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE SIM FUNDS

For the period ended April 30, 2021** (unaudited)

THE SIM FUNDS

Statements of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	SIM Income Fund	SIM U.S. Managed Accumulation Fund	SIM Global Managed Accumulation Fund
INVESTMENT INCOME
Dividends	$55,372	$10,068	$9,636
Interest	30	23	17
Total investment income	55,402	10,091	9,653

EXPENSES
Investment advisory fees (Note 2)	26,086	4,763	5,343
Administrative services fees	9,082	1,832	2,055
Recordkeeping and administrative services (Note 2)	22,245	7,018	7,940
Accounting fees (Note 2)	18,577	5,158	5,831
Custodian fees	2,420	1,686	1,687
Transfer agent fees (Note 2)	10,748	3,686	3,994
Professional fees	21,836	4,090	4,669
Filing and registration fees	9,598	5,665	5,748
Trustee fees	5,413	1,790	1,964
Compliance fees	5,188	1,737	1,988
Insurance fees	1,210	790	800
Shareholder reports (Note 2)	7,605	3,351	4,968
Exchange fees	2,151	1,056	1,187
Other	5,045	1,537	2,493
Total expenses	147,204	44,159	50,667
Advisory fee waivers and reimbursed expenses (Note 2)	(76,635)	(33,168)	(38,336)
Net expenses	70,569	10,991	12,331
Net investment income (loss)	(15,167)	(900)	(2,678)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,711)	(8)	(10)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(127,338)	232,263	240,703
Net realized and unrealized gain (loss) on investments	(129,049)	232,255	240,693

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(144,216)	$231,355	$238,015

**For the Income Fund the period is the six months ended April 30, 2021.

For the U.S. Managed and the Global funds the period is December 29, 2020 to April 30, 2021.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE SIM FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

THE SIM FUNDS

(unaudited)

	SIM Income Fund		SIM U.S. Managed Accumulation Fund	SIM Global Managed Accumulation Fund
	Six Months Ended April 30, 2021	Year ended October 31, 2020	Period December 29, 2020* to April 30, 2021	Period December 29, 2020* to April 30, 2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(15,167)	$(26,019)	$(900)	$(2,678)
Net realized gain (loss) on investments and distributions of short and long-term realized gains from other investment companies	(1,711)	(150,510)	(8)	(10)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(127,338)	106,346	232,263	240,703
Increase (decrease) in net assets from operations	(144,216)	(70,183)	231,355	238,015

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Class Z	—	(38,283)	—	—
Decrease in net assets from distributions	—	(38,283)	—	—

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Class Z	362,518	8,145,884	3,148,312	3,521,169
Distributions reinvested
Class Z	—	38,283	—	—
Shares redeemed
Class Z	(1,755,648)	(3,940,066)	(109,228)	(143,960)
Increase (decrease) in net assets from capital stock transactions	(1,393,130)	4,244,101	3,039,084	3,377,209

NET ASSETS
Increase (decrease) during period	(1,537,346)	4,135,635	3,270,439	3,615,224
Beginning of period	8,386,081	4,250,446	—	—
End of period	$6,848,735	$8,386,081	$3,270,439	$3,615,224

*Inception date

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM INCOME FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout Each Period

	Class Z Shares
	Six months ended April 30, 2021 (unaudited)	Year ended October 31, 2020	Period December 21, 2018* to October 31, 2019
Net asset value, beginning of period	$10.13	$10.46	$10.00
Investment activities
Net investment income (loss)(A)	(0.02)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.19)	(0.17)	0.49
Total from investment activities	(0.21)	(0.21)	0.46
Distributions
Net investment income	—	(0.07)	—
Return of capital	—	(0.05)	—
Total distributions	—	(0.12)	—
Net asset value, end of period	$9.92	$10.13	$10.46
Total Return**	(2.07%)	(2.03%)	4.60%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	4.05%	4.12%	6.30%
Expenses net of fee waiver and reimbursements	1.94%	2.15%	2.15%
Net investment income (loss)(C)	(0.45%)	(0.39%)	(0.35%)
Portfolio turnover rate**	2.07%	68.94%	129.87%
Net assets, end of period (000’s)	$6,849	$8,386	$4,250

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM U.S. MANAGED ACCUMULATION FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout the Period

Class Z Shares
Period December 29, 2020* to April 30, 2021 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)(B)	—
Net realized and unrealized gain (loss) on investments	1.13
Total from investment activities	1.13
Net asset value, end of period	$11.13
Total Return**	11.30%
Ratios/Supplemental Data
Ratio to average net assets***(C)
Total expenses	6.03%
Expenses net of fee waiver and reimbursements	1.50%
Net investment income (loss)(D)	(0.12%)
Portfolio turnover rate**	0.00%
Net assets, end of period (000’s)	$3,270

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Less than $0.01 per share.

(C)Ratios do not include expenses of the investment companies in which the Fund invests.

(D)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

SIM GLOBAL MANAGED ACCUMULATION FUND

Financial Highlights
Selected Per Share Data for a Share Outstanding Throughout the Period

Class Z Shares
Period December 29, 2020* to April 30, 2021 (unaudited)
Net asset value, beginning of period	$10.00
Investment activities
Net investment income (loss)(A)	(0.01)
Net realized and unrealized gain (loss) on investments	0.98
Total from investment activities	0.97
Net asset value, end of period	$10.97
Total Return**	9.70%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	6.16%
Expenses net of fee waiver and reimbursements	1.50%
Net investment income (loss)(C)	(0.33%)
Portfolio turnover rate**	0.00%
Net assets, end of period (000’s)	$3,615

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the investment companies in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial StatementsApril 30, 2021 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The SIM Income Fund (“Income”), the SIM U.S. Managed Accumulation Fund (“U.S. Managed”), and the SIM Global Managed Accumulation Fund (“Global Managed”) (each a “Fund” and collectively the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Income Fund commenced operations on December 21, 2018 and the U.S. Managed and Global Managed Funds commenced operations on December 29, 2020.

The investment objectives of the Funds are as follows:

Fund	Objective
Income	to provide yield consistent with preservation of capital, while limiting volatility due to changes in interest rates.
U.S. Managed	to achieve long-term capital appreciation.
Global Managed	to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Income
Mutual Funds	$6,825,515	$—	$—	$6,825,515
Money Market Funds	7,098	—	—	7,098
	$6,832,613	$—	$—	$6,832,613

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Managed
Mutual Funds	$3,141,297	$—	$—	$3,141,297
Money Market Funds	32,772	—	—	32,772
	$3,174,069	$—	$—	$3,174,069

Global Managed
Mutual Funds	$3,514,884	$—	$—	$3,514,884

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets and Liabilities, if applicable.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of April 30, 2021 there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Secure Investment Management, LLC (the “Adviser”) provides investment advisory services and receives an investment management fee equal to 0.65% of the average daily net assets of each Fund.

For the period ended April 30, 2021, the Adviser earned and waived management fees and reimbursed Fund expenses as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
Income	0.65%	$26,086	$26,086	$50,549
U.S. Managed	0.65%	4,763	4,763	28,405
Global Managed	0.65%	5,343	5,343	32,993
		$36,192	$36,192	$111,947

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.50% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to February 28, 2022 except pursuant to mutual consent between the Board of Trustees and the Adviser or in the event that the Investment Advisory Agreement is terminated. The total amounts of recoverable reimbursements for the Funds as of April 30, 2021 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates

Fund	2022	2023	2024	Total
Income	$124,396	$130,046	$76,635	$331,077
U.S. Managed	—	—	33,168	33,168
Global Managed	—	—	38,336	38,336

The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement (the “ASA”) with the Adviser. Pursuant to the ASA, each Fund will pay the Adviser 0.25% of average daily net assets on an annualized basis. For this fee, the Adviser will provide a variety of services, such as: 1) assisting customers with processing shareholder orders; 2) answering questions and handling correspondence for individual accounts; 3) meeting periodically with customers to discuss their investments in the Funds in light of the risk tolerances and assisting in the allocation of assets among the Funds; and 4) assisting the coordination and provision of services to the Funds by the Funds’ other service providers. The fees payable under the ASA are separate and distinct from the fees payable to the Adviser under the Investment Advisory Agreement. For the period ended April 30, 2021, the following administrative services fees were paid to the Adviser:

Fund	Administrative Services Fees
Income	$9,082
U.S. Managed	1,832
Global Managed	2,055
$12,969

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the period ended April 30, 2021, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Income	$17,402	$10,748	$13,065
U.S. Managed	5,382	3,686	3,359
Global Managed	6,083	3,994	3,789
	$28,867	$18,428	$20,213

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the period ended April 30, 2021, were as follows:

Fund	Purchases	Sales
Income	$150,634	$1,668,030
U.S. Managed	2,909,034	—
Global Managed	3,274,181	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

No distributions were paid during the period December 29, 2020 (inception date) to April 30, 2021 for the U.S. Managed and Global Managed Funds. The tax character of distributions paid during the six months ended April 30, 2021 and during the year ended October 31, 2020, for the Income Fund were as follows:

Income
	Six months ended April 30, 2021 (unaudited)	Year ended October 31, 2020
Distributions paid from:
Ordinary income	$—	$38,283

As of April 30, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Income	U.S. Managed	Global Managed
Accumulated net investment income	$(73,431)	$(900)	$(2,678)
Accumulated net realized gain (loss)	(152,596)	(8)	(10)
Net unrealized appreciation (depreciation) on investments	123,111	232,263	240,703
	$(102,916)	$231,355	$238,015

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Income	$6,709,502	$126,111	$(3,000)	$123,111
U.S. Managed	2,941,806	232,263	—	232,263
Global Managed	3,274,181	240,703	—	240,703

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

Income
Six months ended April 30, 2021
Class Z
Shares sold	36,283
Shares reinvested	—
Shares redeemed	(173,392)
Net increase (decrease)	(137,109)

Income
Year ended October 31, 2020
Class Z
Shares sold	802,527
Shares reinvested	3,706
Shares redeemed	(384,872)
Net increase (decrease)	421,361

U.S. Managed
Period December 29, 2020 (inception date) to April 30, 2021
Class Z
Shares sold	304,193
Shares reinvested	—
Shares redeemed	(10,338)
Net increase (decrease)	293,855

Global Managed
Period December 29, 2020 (inception date) to April 30, 2021
Class Z
Shares sold	343,198
Shares reinvested	—
Shares redeemed	(13,651)
Net increase (decrease)	329,547

SEMI-ANNUAL REPORT

THE SIM FUNDS

Notes to Financial Statements - continuedApril 30, 2021 (unaudited)

NOTE 6 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and, except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this semi-annual report.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (Administrative Services) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the SIM Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2020 and held for the six months ended April 30, 2021 for the SIM Income Fund, and invested at the beginning of the period, December 29, 2020 and held for the period ended April 30, 2021 for the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

THE SIM FUNDS

Fund Expenses (unaudited) - continued

	Beginning of Period	Beginning Account Value	Ending Account Value (4/30/2021)	Annualized Expense Ratio	Expenses Paid During Period**
Income	11/1/2020
Class Z Actual		$1,000.00	$979.27	1.94%	$9.52
Class Z Hypothetical***		$1,000.00	$1,015.30	1.94%	$9.69
U.S. Managed Accumulation Fund	12/29/2020*
Class Z Actual		$1,000.00	$1,113.00	1.50%	$7.86
Class Z Hypothetical***		$1,000.00	$1,017.50	1.50%	$7.50
Global Managed Accumulation Fund	12/29/2020*
Class Z Actual		$1,000.00	$1,097.00	1.50%	$7.80
Class Z Hypothetical***		$1,000.00	$1,017.50	1.50%	$7.50

*Inception Date

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

***5% return before expenses

SEMI-ANNUAL REPORT

THE SIM FUNDS

Important Disclosure Statements

The Funds' prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2021 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:

Secure Investment Management, LLC
3067 W. Ina Road, Suite 125
Tucson, Arizona 85741

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: July 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Executive Officer

Date: July 1, 2021

By (Signature and Title)*:	/s/ Ann MacDonald

Ann MacDonald
Principal Financial Officer

Date: July 1, 2021

* Print the name and title of each signing officer under his or her signature.